Financial Instruments (Details 3) (Recurring basis, Interest rate swap contracts, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total
Assets
Fair value of assets	$ 2,908	$ 3,964
Liabilities
Fair value of liabilities	307,048	412,452
Significant Other Observable Inputs (Level 2)
Assets
Fair value of assets	2,908	3,964
Liabilities
Fair value of liabilities	$ 307,048	$ 412,452